Related Party Transactions - Summary of Non-Executive Directors Remuneration (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
Fees and benefits	£ 1,055	£ 1,558	£ 1,569